TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
VAT Recoverable	$ 2,165	$ 1,385
GST Recoverable	37	25
Income taxes recoverable	3,238	2,327
Total Taxes Recoverable	$ 5,440	$ 3,737